UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

JUNE 30, 2016

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.4%
Education - 9.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,370,623
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	1,043,860
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	10,000,000	11,121,000
Madison County, NY, Capital Resource Corp. Revenue, Colgate University	5.000%	7/1/40	4,000,000	4,960,200
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	190,000	190,574
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	1,270,000	1,328,826
City University Systems, FGIC-TCRS	5.625%	7/1/16	2,115,000	2,115,000
New York University, NATL	5.750%	7/1/27	6,300,000	8,169,084
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,980,107
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	27,913,440
Non-State Supported Debt, Pratt Institute	5.000%	7/1/39	1,000,000	1,195,150
Non-State Supported Debt, Pratt Institute	5.000%	7/1/44	1,000,000	1,195,950
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,787,360
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/37	1,000,000	1,231,750
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/40	1,500,000	1,846,245
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/45	3,500,000	4,282,320
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,117,765
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	739,758

Total Education				76,589,012

Health Care - 11.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/40	1,000,000	1,162,500
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	10,535,670
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	2.000%	1/1/49	1,960,919	245,115
Amsterdam At Harborside	6.700%	1/1/49	5,433,750	5,433,696
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,281,160
Winthrop University Hospital Association Project	5.000%	7/1/32	1,750,000	1,976,257
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	16,927,350
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.200%	2/15/41	4,395,000	4,639,186

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	$2,500,000	$2,636,800
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,708,000
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/28	7,000,000	7,415,030
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/32	25,000,000	26,427,250
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,362,730
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	205,088

Total Health Care				88,955,832

Housing - 3.0%
New York City, NY, HDC, MFH Revenue	4.600%	11/1/26	6,250,000	6,335,625	(a)
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,739,944
New York City, NY, HDC, MFH Revenue, Seaview Towers, FNMA	4.600%	7/15/26	8,275,000	8,459,284	(a)
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,077,640
New York State Housing Finance Agency Revenue:
Affordable Housing	4.800%	11/1/34	4,450,000	4,761,322
Affordable Housing	4.750%	11/1/36	1,000,000	1,075,210

Total Housing				23,449,025

Industrial Revenue - 12.6%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	5.000%	1/1/35	1,400,000	1,600,508	(a)(b)
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	34,762,500
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	3,600,000	3,603,276	(a)(c)(d)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,520,000	1,763,930	(b)
4 World Trade Center LLC Project	5.000%	11/15/44	3,000,000	3,479,910
4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	8,366,610
Second Priority, Bank of America Tower	5.125%	1/15/44	21,000,000	23,797,620
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	23,405,800

Total Industrial Revenue				100,780,154

Leasing - 7.0%
New York City, NY, TFA, Building Aid Revenue	5.250%	1/15/39	27,000,000	29,782,620
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015	5.000%	7/15/43	7,500,000	9,104,775
New York State Dormitory Authority Revenue, State University Educational Facilities, AGM	5.875%	5/15/17	6,265,000	6,551,373
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	7,999,505
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	2,465,000	2,721,212

Total Leasing				56,159,485

Local General Obligation - 3.8%
New York City, NY, GO	5.000%	8/1/23	25,000,000	30,479,250

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 0.4%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/40	$1,000,000	$1,183,910
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,750,000	1,954,523

Total Other				3,138,433

Power - 2.5%
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	6,900,000	6,902,346	(a)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/26	10,000,000	12,893,600

Total Power				19,795,946

Pre-Refunded/Escrowed to Maturity - 9.9%
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	11,477,000	(e)
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/38	10,000,000	10,840,400	(e)
New York University, AMBAC	5.000%	7/1/32	8,000,000	8,346,400	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	9,846,375	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	14,719,380	(e)
Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,810,920	(e)
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	5,216,500	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	12/15/35	3,500,000	3,569,055	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,000	16,652	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue, Education	5.000%	3/15/31	10,000,000	10,086,446	(e)

Total Pre-Refunded/Escrowed to Maturity				78,929,128

Solid Waste/Resource Recovery - 0.1%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	1,065,000	1,068,738	(a)

Special Tax Obligation - 16.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	23,152,800
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/20	1,055,000	1,206,065
YMCA of Greater New York Project	5.000%	8/1/21	680,000	793,948
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/38	25,000,000	27,523,000
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,258,600
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,860,000	17,497,862
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose	5.000%	2/15/25	4,000,000	5,048,960
General Purpose Bonds	5.000%	12/15/26	23,700,000	29,233,476
New York State Local Assistance Corp., Refunded	5.500%	4/1/17	1,445,000	1,498,118

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/27	$6,000,000	$7,793,280
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.250%	10/1/29	10,000,000	10,990,700
Matching Fund Loan	6.750%	10/1/37	5,000,000	5,717,600

Total Special Tax Obligation				134,714,409

Transportation - 13.1%
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/18	5,000,000	5,322,900	(a)
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/19	3,000,000	3,273,300	(a)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien	4.000%	1/1/56	4,000,000	4,386,960
Junior Indebtedness Obligations, Junior Lien	5.250%	1/1/56	7,500,000	9,347,025
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	7,500,000	8,207,775	(a)
Laguardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	10,500,000	12,313,035	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,220,000	11,418,601	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,530,000	12,991,177	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	6,665,000	8,160,160	(a)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	9,500,000	10,980,860
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/29	2,675,000	3,278,935
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/30	2,745,000	3,358,370
Triborough Bridge & Tunnel Authority, NY, Revenue, CAB	0.000%	11/15/29	16,235,000	11,773,297

Total Transportation				104,812,395

Water & Sewer - 8.4%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/28	1,000,000	1,235,430
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/29	250,000	307,938
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	13,025,000	15,487,897
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.000%	6/15/38	10,000,000	10,401,900	(h)
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,824,810
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	16,473,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution	5.000%	6/15/37	10,000,000	12,738,600
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/40	1,040,000	1,258,306
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/45	1,250,000	1,505,812

Total Water & Sewer				67,234,293

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $703,769,919)				786,106,100

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Finance - 0.2%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.600%	11/1/22	$1,725,000	$1,725,000	(f)(g)

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $69,138)	0.238%		69,138	69,138

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,794,138)				1,794,138

TOTAL INVESTMENTS - 98.6% (Cost - $705,564,057#)				787,900,238
Other Assets in Excess of Liabilities - 1.4%				11,156,818

TOTAL NET ASSETS - 100.0%				$799,057,056

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
LIQ	— Liquidity Facility
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$786,106,100	—	$786,106,100

Short-term investments†:
Municipal bonds	—	$1,725,000	—	$1,725,000
Money market funds	$69,138	—	—	69,138

Total Short-term investments	$69,138	$1,725,000	—	$1,794,138

Total investments	$69,138	$787,831,100	—	$787,900,238

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures contracts	$598,450	—	—	$598,450

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$84,001,442
Gross unrealized depreciation	(1,665,261)

Net unrealized appreciation	$82,336,181

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	112	9/16	$18,704,050	$19,302,500	$(598,450)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016